INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS - NET

NOTE 7. INTANGIBLE ASSETS - NET

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2012
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Completed technology	$2,603	$2,603	$—
Capitalized software development cost	3,480	1,414	2,066
Customer relationships	6,274	4,880	1,394
Other	137	133	4

	12,494	9,030	3,464
With indefinite-life intangible assets
Trade name and trademark	12,211	—	12,211

	$24,705	$9,030	$15,675

	December 31, 2013
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Completed technology	$2,536	$2,536	$—
Capitalized software development cost	3,130	2,471	659
Customer relationships	6,112	5,433	679
Other	141	18	123

	11,919	10,458	1,461
With indefinite-life intangible assets
Trade name and trademark	—	—	—

	$11,919	$10,458	$1,461

Intangible assets with finite lives are amortized over their estimated useful lives ranging from 0.5 to 9 years, with the overall weighted-average life of 5.6 years.

For the years ended December 31, 2011, 2012 and 2013, total amortization expense of intangible assets were $2.3 million, $2.2 million and $1.9 million, respectively, which includes amortization of capitalized software development costs of $962 thousand, $1.1 million and $1.2 million. As of December 31, 2013, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2014	$1,104
2015	202
2016	147
2017	8

$1,461